Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 157,965	$ 217,510	$ 218,927
Other comprehensive income (loss) :
Unrealized loss on qualifying cash flow hedging instruments, net of tax (note 12)	(486)	(1,723)	(3,085)
Amounts reclassified from accumulated other comprehensive income (loss) to equity income:
Realized loss on qualifying cash flow hedging instruments	3,289	1,075	1,551
Other comprehensive income (loss)	2,803	(648)	(1,534)
Comprehensive income	160,768	216,862	217,393
Non-controlling interest in comprehensive income	17,691	16,627	13,489
Preferred unitholders' interest in net income	2,719	0	0
General and limited partners' interest in comprehensive income	$ 140,358	$ 200,235	$ 203,904